Form N-1A Cover	May 16, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 16, 2025
Prospectus Date	May 15, 2025